Expense Example	Oct. 28, 2026 USD ($)
GraniteShares YieldBOOST Single Stock Universe ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 171
Expense Example, with Redemption, 3 Years	989
Expense Example, with Redemption, 5 Years	1,825
Expense Example, with Redemption, 10 Years	3,994
GraniteShares YieldBOOST TopYielders ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	167
Expense Example, with Redemption, 3 Years	805
Expense Example, with Redemption, 5 Years	1,469
Expense Example, with Redemption, 10 Years	$ 3,244